Operating Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Operating Leases

6) Operating Leases

The time charters and bareboat charters of the Vessels with third parties are accounted for as operating leases. The minimum contractual future revenues to be received from time charters and bareboat charters as of December 31, 2014, were as follows:

(U.S. Dollars in thousands)
2015	$140,929
2016	141,425
2017	136,223
2018	79,566
2019	33,650
2020 and thereafter	117,404

Total	$649,197

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

Partnership’s fleet as of December 31, 2014 consisted of:

•	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);

•	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Fronape International Company, a subsidiary of Transpetro;

•	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in May 2016 with Statoil ASA (“Statoil”), with options to extend until May 2019;

•	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011. The vessel operated under a time charter with Brazil Shipping I Limited, a subsidiary of BG Group Plc, until July 28, 2014. Since July 29, 2014 the vessel has been employed under a time charter with KNOT that will expire in the fourth quarter of 2015, when the vessel commences operations under a two year time charter with Brazil Shipping I Limited, a subsidiary of BG Group Plc, with options to extend until 2020;

•	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2018, with Repsol Sinopec Brasil, S.A, a subsidiary of Repsol Sinopec Brasil, B.V. (“Repsol”), with options to extend until January 2021;

•	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in August 2018 with Eni Trading and Shipping S.pA. (“ENI”);

•	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in November 2018 with ENI; and

•	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Fronape International Company, a subsidiary of Transpetro.